Financial assets at amortized cost - Other Financial Assets (Parenthetical) (Details) - ARS ($) $ in Thousands	Mar. 18, 2022	Oct. 01, 2021
Disclosure Of Detailed Information About Other Financial Assets [Line Items]
Equity Investments Disposal Payments Term	six years
Nominal Rate Of Equity Investments Disposal Consideration	15.00%
Percentage Of Equity Investments Disposal Consideration	30.00%
Prisma Medios de Pago S.A. [Member]
Disclosure Of Detailed Information About Other Financial Assets [Line Items]
Percentage of Capital Stock to be Sold		49.00%
United States of America, Dollars
Disclosure Of Detailed Information About Other Financial Assets [Line Items]
Nominal Rate Of Equity Investments Disposal Consideration	10.00%
Percentage Of Equity Investments Disposal Consideration	70.00%
Disposal of major subsidiary [member] | Prisma Medios de Pago S.A. [Member]
Disclosure Of Detailed Information About Other Financial Assets [Line Items]
Equity Investments Disposal Consideration	$ 40,038,122